Financial Risk Management Objectives and Policies - Summary of Information about Credit Risk on Trade Receivables using Provision Matrix (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of provision matrix [line items]
Financial assets	¥ 14,612,382	$ 2,258,028	¥ 14,303,746
Expected credit loss	¥ 43,519	$ 6,725	¥ 57,611
Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	13.10%	13.10%	7.20%
Expected credit loss	¥ 43,519		¥ 57,611
Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	332,567		794,678
Current [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 126,706		¥ 601,094
Days past due 0- 90 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	4.20%	4.20%	6.90%
Expected credit loss	¥ 3,860		¥ 4,283
Days past due 0- 90 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 91,233		¥ 61,917
Days Past due 91-180 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	4.90%	4.90%	6.20%
Expected credit loss	¥ 1,451		¥ 1,513
Days Past due 91-180 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 29,675		¥ 24,409
Days past due 181-365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	7.80%	7.80%	10.90%
Expected credit loss	¥ 2,852		¥ 4,386
Days past due 181-365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 36,413		¥ 40,213
Days past due greater than 365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	72.80%	72.80%	70.70%
Expected credit loss	¥ 35,356		¥ 47,429
Days past due greater than 365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 48,540		¥ 67,045